Stockholders' Equity (Tables)	3 Months Ended
Jun. 30, 2015
Stockholders Equity Tables
Black-Scholes option pricing model weighted average assumptions

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

For the Three Months Ended June 30,
2015
Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Summary of the option activity

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – April 1, 2015	—	$—
Exercisable –April 1, 2015	—	$—
Granted	160,000	$1.50
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding – June 30, 2015	160,000	$1.50
Exercisable – June 30, 2015	—	$—